UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment                     [_];  Amendment Number: ______

     This Amendment (Check only one.):      [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hound Partners, LLC
Address:   101 Park Avenue, 48th Floor
           New York, New York 10178

Form 13F File Number:  028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Auerbach
Title:  Managing Member
Phone:  212-984-2500

Signature, Place, and Date of Signing:

/s/ Jonathan Auerbach            New York, New York           February 17, 2009
-----------------------   ------------------------------    --------------------
     [Signature]                 [City, State]                    [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2

Form 13F Information Table Entry Total:       27

Form 13F Information Table Value Total:     $226,673
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number               Name
1.         028-13192                          Hound Partners, LP
2.         028-13191                          Hound Partners Offshore Fund, LP

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
                                                     FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6        COL 7          COLUMN 8

                                                           VALUE   SHRS OR   SH/ PUT/    INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000) PRN AMT   PRN CALL    DISCRETION     MNGRS    SOLE    SHARED NONE
--------------                --------------    -----      ------- -------   --- ----    ----------     -----    ----    ------ ----
AMERICAN TOWER CORP           CL A              029912201   6,056     206,542 SH        SHARED-DEFINED  (1),(2)   206,542
ARABIAN AMERN DEV CO          COM               038465100   2,140   1,337,486 SH        SHARED-DEFINED  (1),(2) 1,337,486
CLEARWIRE CORP NEW            CL A              18538Q105   5,532   1,122,174 SH        SHARED-DEFINED  (1),(2) 1,122,174
CLEARWIRE CORP NEW            CL A              18538Q105   1,738     352,600 SH   PUT  SHARED-DEFINED  (1),(2)   352,600
COVANTA HLDG CORP             COM               22282E102  18,136     825,869 SH        SHARED-DEFINED  (1),(2)   825,869
CYPRESS BIOSCIENCES INC       COM PAR $0.02     232674507   3,232     472,469 SH        SHARED-DEFINED  (1),(2)   472,469
EVERGREEN ENERGY INC          COM               30024B104      29     105,000 SH        SHARED-DEFINED  (1),(2)   105,000
EVERGREEN ENERGY INC          COM               30024B104      29     105,000 SH   PUT  SHARED-DEFINED  (1),(2)   105,000
FEDERAL HOME LN MTG CORP      COM               313400301      60      82,500 SH   PUT  SHARED-DEFINED  (1),(2)    82,500
FEDERAL NATL MTG ASSN         COM               313586109     211     277,200 SH   PUT  SHARED-DEFINED  (1),(2)   277,200
GOODRICH PETE CORP            COM NEW           382410405  16,268     543,175 SH        SHARED-DEFINED  (1),(2)   543,175
GOODRICH PETE CORP            COM NEW           382410405   5,652     188,700 SH   CALL SHARED-DEFINED  (1),(2)   188,700
GOOGLE INC                    CL A              38259P508  21,988      71,470 SH        SHARED-DEFINED  (1),(2)    71,470
GREAT LAKES DREDGE & DOCK CO  COM               390607109  18,432   4,441,548 SH        SHARED-DEFINED  (1),(2) 4,441,548
GREAT WOLF RESORTS INC        COM               391523107     819     531,990 SH        SHARED-DEFINED  (1),(2)   531,990
HARVEST NATURAL RESOURCES IN  COM               41754V103   6,469   1,504,426 SH        SHARED-DEFINED  (1),(2) 1,504,426
HECKMANN CORP                 COM               422680108   3,011     532,900 SH        SHARED-DEFINED  (1),(2)   532,900
HECKMANN CORP                 *W EXP 11/09/201  422680116   3,550   3,086,700 SH        SHARED-DEFINED  (1),(2) 3,086,700
HQ SUSTAINABLE MARITIM IND I  COM NEW           40426A208   6,154     785,915 SH        SHARED-DEFINED  (1),(2)   785,915
KINDER MORGAN MANAGEMENT LLC  SHS               49455U100  29,537     738,784 SH        SHARED-DEFINED  (1),(2)   738,784
LIBERTY MEDIA CORP NEW        ENT COM SER A     53071M500  12,411     710,000 SH        SHARED-DEFINED  (1),(2)   710,000
MILLENNIUM INDIA ACQS COM IN  COM               60039Q101     850     850,286 SH        SHARED-DEFINED  (1),(2)   850,286
PETROHAWK ENERGY CORP         COM               716495106  21,989   1,406,823 SH        SHARED-DEFINED  (1),(2) 1,406,823
RAMBUS INC DEL                COM               750917106   7,721     485,000 SH        SHARED-DEFINED  (1),(2)   485,000
STAR SCIENTIFIC INC           COM               85517P101   3,831   1,000,330 SH        SHARED-DEFINED  (1),(2) 1,000,330
TRAILER BRIDGE                COM               892782103   1,966     534,107 SH        SHARED-DEFINED  (1),(2)   534,107
TRANSDIGM GROUP INC           COM               893641100  28,862     859,754 SH        SHARED-DEFINED  (1),(2)   859,754


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